UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21253

Pennsylvania Avenue Funds

(Exact name of registrant as specified in charter)

4201 Massachusetts Avenue NW 8037C, Washington, DC 20016

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code:(202) 364-8395

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments
September 29, 2006 (unaudited)

Common Stocks - 85.79%
Shares	Name	Value
Mining - 2.45%
5,000	Chaparral Resources Inc (*)	$29,100
500	Massey Energy Co	10,470
	Total Mining	39,570

Manufacturing - 12.13%
5,000	Encore Medical Corporation (*)	31,500
2,522	Featherlite, Inc. (*)	16,242
1,500	General Bearing Corp (*)	18,445
1,500	Jones Apparel Group, Inc	48,660
6,000	National RV Holdings Inc (*)	20,820
400	Oilgear Company (The) (*)	5,940
3,000	Titan International Inc.	54,240
	Total Manufacturing	195,847

Chemical & Allied Products - 4.25%
1,500	ANDRX Group (*)	36,645
2,000	Bairnco Corp	24,000
1,738	SkyePharma plc ADR (*)	7,925
	Total Chemical & Allied Products	68,570

Rubber & Miscellaneous Plastics Products - 6.21%
2,000	Gencorp Inc (*)	25,680
1,500	PW Eagle, Inc.	45,015
2,000	Summa Industries (*)	29,600
	Total Rubber & Miscellaneous Plastics Products	100,295

Electronic & Other Electric Equipment - 6.41%
1,000	Avaya, Inc (*)	11,440
2,000	Cherokee International Corp. (*)	7,000
1,000	Inter-Tel, Inc Series A Common (*)	21,610
1,000	Merrimac Industries (*)	10,250
80,000	Three-Five Systems Inc (*)	12,400
20,000	ZOMAX Incorporated (*)	40,800
	Total Electronic & Other Electric Equipment	103,500

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments (continued)
September 29, 2006 (unaudited)

Trucking & Warehousing - 3.59%
27,000	Central Freight Lines, Inc (*)	58,050
	Total Trucking & Warehousing	58,050

Communications - 4.76%
500	Hector Communications Corp	18,010
600	Univision (*)	20,604
1,900	Warwick Valley Tel	38,190
	Total Communications	76,804

Electric, Gas, & Sanitary Services - 4.53%
1,700	Northwestern Corp	59,466
500	Mirant Corp (*)	13,655
	Total Electric, Gas, & Sanitary Services	73,121

Retail Trade - 6.89%
15,000	Boston Restaurant Associates (*)	9,750
3,200	Factory Card & Outlet Store Corporation (*)	26,592
900	Pep Boys-Manny, Moe & Jack	11,565
1,000	Petco Animal Supplies Inc. (*)	28,630
3,000	Redenvelope, Inc (*)	25,650
2,000	Smith & Wollensky Restaurant Group, Inc (*)	9,020
	Total Retail Trade	111,207

Wholesale Trade- Nondurable Goods - .44%
200	School Specialty, Inc. (*)	7,058
	Total Wholesale Trade- Nondurable Goods	7,058

Insurance Carriers - 6.02%
7,000	Capital Title Group, Inc. (*)	56,000
10,000	PXRE Group Ltd (*)	41,200
	Total Insurance Carriers	97,200

Depository Institutions - 2.43%
2,000	Commercial Capital Bancorp, Inc. (*)	31,880
300	PSB Bancorp, Inc (*)	4,782
700	SOBIESKI BANCORP INC (*)	2,610
	Total Depository Institutions	39,272

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS
Schedule of Investments (continued)
September 29, 2006 (unaudited)

Nondepository Institutions - 0.21%
4,000	PDS Financial Corp (*)	3,395
	Total Nondepository Institutions	3,395

Business Services - 17.35%
131	Acxiom Co	3,230
2,000	Click Commerce, Inc (*)	45,220
5,000	I MANY INC (*)	10,000
1,976	InfoUSA Inc (*)	16,401
4,000	Integrated Alarm Systems Group, Inc. (*)	15,600
2,000	iPass, Inc. (*)	9,360
5,500	Loudeye Corporation (*)	24,475
2,000	MIDWAY GAMES INC (*)	17,560
1,500	NCO Group, Inc (*)	39,330
2,600	Rent-Way Inc (*)	27,274
40,000	Warrantech Corp. (*)	29,200
10,000	Watchguard Technologies Inc (*)	42,500
	Total Business Services	280,150

Amusement & Recreation Services - 5.28%
1,000	Aztar Corp. (*)	53,010
2,500	MTR Gaming Group, Inc. (*)	23,475
600	SANDS REGENT (*)	8,820
	Total Amusement & Recreation Services	85,305

Engineering & Management Services - 2.86%
4,000	Opinion Research Corporation (*)	46,240
	Total Engineering & Management Services	46,240

	Total Common Stocks (Cost $1,385,113)	1,385,583

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS
Schedule of Investments (continued)
September 29, 2006 (unaudited)

Real Estate Investment Trusts - 4.93%
Shares	Name	Value
3,000	Saxon Capital, Inc.	42,120
1,199	Sizeler Properties	18,021
4,060	Wilshire Enterprise Inc	19,488
	Total Real Estate Investment Trusts (Cost $93,071)	79,629

Escrowed Rights - 0.00%
20,000	Mirant Corp ESCROW Stock (*)	-
2,100	Pelican Financial ESCROW (*)	-
200	Petrocorp Inc ESCROW (*)	-
	Total Escrowed Rights (Cost $0)	-

Bonds - 6.07%
Princ. Amt.	Name
35,000	Federal Mogul NT (Dflt) 8.80% 4-15-07 (*)	20,534
3,928	UAL EETC Ser. 00-2 7.811% 12/2011 (*)	4,154
110,000	Winn-Dixie Stores 8.875% 04/01/2008 (*)	73,293
	Total Bonds (Cost $87,081)	97,981

Short-Term Investments - 6.66%
Shares	Name
1,002	Cash (*)	1,002
107,492	Huntington Money Market Fund IV	107,492
	Total Short Term Investments (Cost $108,495)	108,495

Total Investments - 103.51%		1,671,688

Other Assets and Liabilities: -3.51%		(56,615)

Net Assets - 100.00%		$1,615,074

* Denotes non-income producing securities.

Item 2. Controls and Procedures.

(a) Thomas Kirchner, the President of the Pennsylvania Avenue Funds (the "Fund"), has concluded that the Fund’s disclosure controls and provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) None.

Item 3. Exhibits.

The certification is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Pennsylvania Avenue Funds

By (Signature and Title)*/s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 11/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 11/28/06

* Print the name and title of each signing officer under his or her signature.